Short-Term Investments and Derivative Liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)
Short-Term Investments and Derivative Liabilities [Line Items]
Fair value changes	$ 11	¥ 76	¥ 163
Foreign currency derivative instrument	155		838	¥ 1,054
Zhengbang [Member]
Short-Term Investments and Derivative Liabilities [Line Items]
Marketable securities	$ 29		¥ 87	¥ 196